Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure
Loans And Credit Facilities Amounts Outstanding
		Period/ Year Ended
Debt instruments	Borrowers-Issuers	June 30, 2016	December 31, 2015

$340.0 Million Credit Facility	Pegasus-Lance-Seacrown-Fareastern	295,000	305,000
$250.0 Million Senior Unsecured Notes	Dynagas Partners- Dynagas Finance	250,000	250,000
$200 Million Term Loan Facility	Navajo- Solana	193,750	133,333
Total debt		$738,750	$688,333
Less deferred financing fees		(7,058)	(8,048)
Total debt, net of deferred finance costs		$731,692	$680,285
Less current portion, net of deferred financing fees		$(31,654)	$(27,467)

Long-term portion		$700,038	$652,818

Minimum Annual Principal Payments
Period/Year ending December 31,	Amount
2016 (July to December 2016)	$16,250
2017	32,500
2018	32,500
2019	282,500
2020	170,000
2021 and thereafter	205,000

Total long term debt	$738,750